SUBSEQUENT EVENTS (Details Narrative) - USD ($)													1 Months Ended
	May 04, 2023	May 02, 2023	Feb. 07, 2023	Jan. 13, 2023	Jan. 04, 2023	Jan. 05, 2021	Jul. 08, 2020	Jun. 11, 2020	Jun. 08, 2020	Jun. 05, 2020	Jun. 04, 2020	May 05, 2020	Jan. 19, 2023	Jan. 18, 2023	Jun. 21, 2022	Feb. 18, 2022	Nov. 30, 2020	Jul. 27, 2020	Feb. 29, 2020	Jun. 30, 2019	Feb. 19, 2019
Statement [Line Items]
Promissory Note Issued To Related Party						$ 20,331	$ 150,000					$ 310,000					$ 203,000	$ 300,000
Interest Rate						8.00%	3.75%	8.00%	8.00%	8.00%	8.00%	1.00%				12.00%	6.00%	9.00%		8.00%
Promissory Note Issued To Related Party						$ 20,331	$ 150,000	$ 10,000	$ 10,000	$ 10,000	$ 20,000	$ 310,000					$ 203,000	$ 300,000		$ 9,300
Maturity Date						Apr. 05, 2021	Aug. 15, 2022	Sep. 11, 2020	Sep. 08, 2020	Jun. 30, 2020	Sep. 05, 2020	Aug. 15, 2022				Jan. 31, 2025		Aug. 15, 2022		Jun. 30, 2020
Finder's Fee Agreement [Member]
Statement [Line Items]
Issue shares of common stock				75,000
Purchase Agreement [Member] | Arena Business Results L L C [Member]
Statement [Line Items]
Promissory Note Issued To Related Party			$ 20,000,000
Description of purchase agreement			the Company has analyzed its operations subsequent to December 31, 2022, through the date these financial statements were issued
Issue shares commitment fee, Amount			$ 800,000
Consulting Agreement [Member] | Hayden IR [Member]
Statement [Line Items]
Shares issued for investor relations services													50,000
Payment for investor relations services, monthly													$ 5,000
Promissory Note [Member]
Statement [Line Items]
Promissory Note Issued To Related Party									$ 10,000
Interest Rate									8.00%										8.00%	8.00%	8.00%
Promissory Note Issued To Related Party																			$ 60,000	$ 14,500	$ 17,000
Maturity Date									Sep. 08, 2020											Mar. 30, 2020	Feb. 19, 2020
Promissory Note [Member] | 1800 Diagonal Lending [Member]
Statement [Line Items]
Promissory Note Issued To Related Party					$ 195,000
Interest Rate					12.00%
Maturity Date					Jan. 04, 2024
Promissory Note [Member] | Walleye Opportunities Master Fund Ltd [Member]
Statement [Line Items]
Promissory Note Issued To Related Party														$ 300,000
Interest Rate														10.00%
Maturity Date														Jul. 18, 2023
Promissory Note [Member] | ACH Capital West LLC [Member]
Statement [Line Items]
Description of lawsuit filed		On May 2, 2023, the Company entered into a Settlement Agreement with ACH Capital West LLC where the Company agreed to repay $700,000 over a ten-month period
Promissory Note [Member] | Third Party [Member]
Statement [Line Items]
Promissory Note Issued To Related Party															$ 100,000
Interest Rate	15.00%
Promissory Note Issued To Related Party	$ 196,000
Commitment Shares For Issuance	105,539
Promissory Note [Member] | Third Party [Member] | Warrants [Member] | Subsequent Event [Member]
Statement [Line Items]
Issued warrants	241,231
warrants exercise price	$ 0.8125